UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

26 Vly Road, Albany, NY  12205

(Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

26 Vly Road, Albany, NY  12205

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 439-7507

Date of fiscal year end: March 31

Date of reporting period: September 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Adirondack Small Cap Fund

SEMI-ANNUAL REPORT

September 30, 2006

“T axpayer -- that's someone who works for the federal government but doesn't have to take the civil service examination."

- Ronald Reagan

September 30, 2006

Dear Fellow Shareholders:

The Adirondack Small Cap Fund finished the quarter with an NAV of $12.14, representing a gain of 2.7% since our last report (June 30th 2006). Since inception, the fund has appreciated 21.4%, with a standard deviation of monthly returns of 9.4% versus the Russell 2000 index return of 19.8% with a 14.7% standard deviation.

One of several tools used to measure historical portfolio risk is standard deviation and depending on market conditions it ranges from 10% to 25% for a diversified portfolio of U.S. Small Cap stocks. When grades are handed out by Morningstar and Lipper, the best marks go to the managers that provide the highest return per unit of risk. Therefore, we are pleased that the fund’s standard deviation since inception remains within the lower end of this range while still managing to beat the index.

In December the fund will declare its first capital gain distribution which will appear on your yearend statement. Taxable shareholders should also expect to receive IRS Form 1099 from the fund early next year. Current estimates are $0.04 per share ordinary income and $0.01 per share in long-term capital gains. This amount represents a small percentage (less than 3%) of the funds capital appreciation since inception. We are pleased with those results. Tax efficiency is not a core objective of the fund; nevertheless we always look for prudent ways to reduce shareholder expenses.

                Performance Data as of September 30, 2006

	September Quarter	Year-to-date	1 year	Since Inception
Adirondack Small Cap	2.7	4.1	7.8	21.4
Russell 2OOO Index	0.4	8.7	9.9	19.8
**Peer Group	-0.7	6.2	7.6	N.A
**The Peer Group as noted in the table above represents the Average of 708 Small-Cap Core funds. This data is complied by Lipper/Reuters.

The Fund commenced operation on April 6, 2005.  The data quoted reflects past performance and is presented as total return (not annualized). Total return measures aggregate change.  Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investors should consider the investment objectives, risks and charges and expenses of the Adirondack Small Cap Fund before investing.  For a prospectus containing more detail including information on risks, fees and expense, please contact the Fund's transfer agent at 1-888-686-2729.  Please read it carefully before you invest or send money.  Current performance may be lower or higher than the performance data quoted.

No major changes to the portfolio were made last quarter. We finished the quarter with 46 positions down from 47 in June. The average market capitalization of the Fund’s holdings remained relatively steady at $724 million versus $761 million for the Russell 2000 index. The top ten holdings increased moderately from 25.9% to 26.5% of the portfolio. We continued to maintain exposure to all the major economic sectors. During the quarter we trimmed the funds exposure to the financial sector. Technology remains the most significant overweighting at more than 170% of the index and financials the notable underweighting at less than 70% of the index.

Year to date the fund is trailing our benchmark index. Over-weighting technology has driven some of this underperformance as well as maintaining a relatively light weighting in soaring commodity stocks. However, we view last quarter as the high water mark for speculation in the commodity sector. Case in point, during the quarter, Amaranth Advisors a Connecticut based hedge fund lost $6 Billion dollars investing in natural gas contracts and other derivatives. All told, the stunning loss represented more than half of their client’s assets. As the rampant commodity speculation subsides, we think attention will turn to some of the more neglected sectors of the market. In particular, technology, healthcare and media are areas where we continue to see opportunity.

During the quarter two of our holdings (Encore Medical and Summa Industries) were acquired at significant premiums to the funds average cost. Since inception four of the funds holdings have been purchased by either strategic buyers or private equity firms. Such feedback provides solid confirmation that we are finding value in a small cap market that has been often described as overbought. We also made several successful industry calls.  For instance, in our first newsletter we articulated our reluctance to commit capital to the energy industry. Oil traded for about $57 a barrel when the fund opened and we felt that further energy price increases would eventually reduce energy demand. After nearing $80 this past summer oil is now back to where we started. We avoided home builders and their suppliers which have faltered and could struggle for some time to come. As investors we continue to look for misunderstood and neglected companies in industries where the competitive environment is improving. The courage to look beyond the obvious negatives and the patience to see the turnaround through will be the qualities that ultimately set us apart from other managers.

What’s next? The economy seems to be at an inflection point. The menacing signs of inflation have abated but we now seem to be wrestling with the impact of the housing market slow down. Interest rates remain favorable and consumer spending has shown some resiliency. So the often used phrase “we remain cautiously optimistic” applies here too.

On the web you may track the daily Net Asset Value (NAV) of the fund. Just type in www.mutualss.com and click on fund info.  We appreciate any questions or feedback that you might have. Our direct number is (518) 690-0470 or for administrative questions you can call our Transfer Agent at (888) 686-2729.  As always, thank you for investing with us.  We appreciate your continued confidence in The Adirondack Small Cap Fund.

Regards,

Matt Reiner, CFA

Greg Roeder, CFA

Portfolio Manager

Portfolio Manager

mreiner@Adirondackfunds.com

groeder@Adirondackfunds.com

GRAPHICAL ILLUSTRATION

SEPTEMBER 30, 2006 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	THE ADIRONDACK SMALL CAP FUND

Schedule of Investments
September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Total Net Assets

Common Stock
Agricultural Chemicals
11,700	CF Industries Holdings, Inc.	$ 199,719
19,400	Terra Industries, Inc.*	149,574
		349,293	4.22%

Biotechnology Research & Production
23,400	Trinity Biotech Plc ADS*	217,620	2.63%

Communications Technology
45,000	NMS communications Corporation*	130,050	1.57%

Computer Services Software & System
1,900	Avid Technology, Inc.*	69,198
32,900	Indus International, Inc.*	82,579
20,000	Keynote Systems, Inc.*	210,600
24,000	Lawson Software, Inc.*	174,000
15,000	Skillsoft Plc ADS*	95,700
33,000	Sumtotal Systems, Inc.*	245,850
		877,927	10.60%

Computer Technology
41,800	Adaptec, Inc.*	184,338
14,900	Entrust Technologies, Inc.*	51,554
13,500	Perot Systems Corporation*	186,165
		422,057	5.09%

Consumer Products
18,500	Playtex Products, Inc.*	247,900	2.99%

Consumer Discretionary - Apparel
20,000	Ashworth, Inc.*	137,000	1.65%

Contain & Package-Metal & Glass
9,000	Crown Holdings, Inc.*	167,400	2.02%

Drugs & Pharmaceuticals
7,500	King Pharmaceuticals *	127,725	1.54%

Electrical & Electronics
20,000	DDI Corporation*	154,800
10,100	TTM Technologies, Inc. *	118,170
		272,970	3.29%

Electronics-Medical Systems
25,500	Cardiac Science Corporation *	188,955	2.28%

Entertainment
6,800	Dreamworks Animation*	$ 169,388	2.04%

Fire, Marine & Casualty Insurance
12,000	Montpelier Re Holdings	232,680	2.81%

Financial Miscellaneous
6,000	Medallion Fanancial Corporation	66,180
18,000	PMA Capital Corporation*	158,760
		224,940	2.72%

Financial Data Process Services
28,000	Carreker Corporation*	171,920
21,059	eSpeed, Inc.*	193,743
		365,663	4.41%

Foods
18,000	Cal-Maine Foods, Inc.	119,340	1.44%

Funeral Parlors & Cemetery
12,000	Alderwoods Group, Inc.*	237,960	2.87%

Home Health Care
39,000	Hooper Holmes, Inc.*	131,430	1.59%

Industrial
10,000	C & D Technologies*	71,000	0.86%

Insurance-Life
10,000	The Phoenix Companies, Inc.	140,000	1.69%

Insurance-Property-Casualty
13,000	Penn Treaty American Corporation*	95,420	1.15%

Leisure Time
6,000	Callaway Golf Corporation	78,660	0.95%

Medical & Dental Instruments & Supply
22,000	Vascular Solutions, Inc.*	170,500	2.06%

Orthopedic, Prosthetic, & Surgical Equipment
29,000	Encore Medical*	182,700	2.21%

Paints & Coatings
8,000	Ferro Corp.	142,240	1.72%

Plastics
7,698	Summa Industries*	113,930	1.38%

Production Technical Equipment
9,400	Electro Scientific Industries, Inc.*	193,640
22,000	Mattson Technology, Inc.*	182,600
		376,240	4.54%

Radio & TV Broadcasters
15,200	Emmis Communications Corporation*	186,352	2.25%

Securities Brokers & Services
6,000	Knight Capital Group*	109,200	1.32%

Semiconductors-Equipment & Material
22,000	Axcelis Technologies, Inc.*	154,880	1.87%

Semiconductors-Integrated Curcuits
12,000	Agere Systems *	179,160	2.16%

Services- Commercial
10,000	Bisys Group*	108,600	1.31%

Utilities-Gas Distribution
30,400	Semco Energy, Inc.*	171,456	2.07%

Utilities-Gas Pipelines
39,000	Dynegy Inc.*	216,060	2.61%

TOTAL COMMON STOCKS
	(Cost $6,437,288)	7,116,696	85.90%

Cash and Equivalents
656,742	First American Treasury Fund Class A 4.40% (a)	656,742
435,000	Dickinson Press, Inc., 5.08%, 8/1/2018 (a) (b)	435,000
	(Cost $1,091,742)	1,091,742	13.18%

TOTAL INVESTMENTS
	(Cost $7,529,030)	8,208,438	99.08%

	Other Assets Less Liabilities	76,208	0.92%

	TOTAL NET ASSETS	$ 8,284,646	100.00%

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the yield at September 30, 2006.
(b) Seven day floating rate security. Redeemable at par upon 7 days notice to the Huntington National Bank.
Credit enhancement (to investment grade) is provided by The Huntington National Bank in the form of a Standby Letter of Credit.
The accompanying notes are an integral part of the financial statements.

THE ADIRONDACK SMALL CAP FUND

Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investment Securities at Market Value	$ 8,208,438
(Cost $7,529,030)
Cash	18,163
Dividends Receivable	1,320
Interest Receivable	4,899
Receivable for Securities Sold	115,635
Total Assets	8,348,455
Liabilities:
Accrued Management Fees	8,300
Other Accrued Expenses	10,444
Payable for Securities Purchased	45,065
Total Liabilities	63,809
Net Assets	$ 8,284,646

Net Assets Consist of:
Paid In Capital	$7,591,229
Accumulated Undistributed Net Investment Loss	(29,203)
Realized Gain (Loss) on Investments - Net	43,212
Unrealized Appreciation/(Depreciation) in Value
of Investments Based on Cost - Net	679,408
Net Assets, for 682,255, Shares Outstanding (Shares Authorized: Unlimited)	$8,284,646

Net Asset Value and Redemption Price
Per Share ($8,284,646/682,255 shares)	$ 12.14

THE ADIRONDACK SMALL CAP FUND

Statement of Operations
For the six months ending September 30, 2006 (Unaudited)

Investment Income:
Dividends	$ 13,792
Interest	27,003
Total Investment Income	40,795
Expenses:
Advisory Fees	51,469
Custodian	3,465
Transfer Agent	13,165
Auditing	6,311
Legal	12,382
Directors	900
Miscellaneous	161
Total Expenses	87,853
Fees Waived	(17,855)
Net Expenses	69,998

Net Investment Income (Loss)	(29,203)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	(12,955)
Unrealized Appreciation (Depreciation) on Investments	(126,564)
Net Realized and Unrealized Gain (Loss) on Investments	(139,519)

Net Increase (Decrease) in Net Assets from Operations	$ (168,722)

THE ADIRONDACK SMALL CAP FUND

Statements of Changes in Net Assets

	(Unaudited)
	For the	For the
	six months	period
	ended	ended
	9/30/2006	3/31/2006 (a)
From Operations:
Net Investment Income (Loss)	$ (29,203)	($27,227)
Net Realized Gain (Loss) on Investments	(12,955)	56,167
Net Unrealized Appreciation (Depreciation)	(126,564)	805,972
Increase (Decrease) in Net Assets from Operations	(168,722)	834,912

From Distributions to Shareholders	0	0
Capital Share Transactions (Note 5)	(427,410)	7,915,267

Net Increase (Decrease) in Net Assets	(596,132)	8,750,179

Net Assets at Beginning of Period	8,880,778	130,599
Net Assets at End of Period	$ 8,284,646	$ 8,880,778

(a) Commencement of Operations April 6, 2005

THE ADIRONDACK SMALL CAP FUND

Financial Highlights
Selected data for a share outstanding throughout the period:
	(Unaudited)
	For the		For the
	six months		period
	ended		ended
	9/30/2006		3/31/2006 (a)

Net Asset Value - Beginning of Period	$ 12.35		$ 10.00
Net Investment Income (Loss) *	(0.08)		(0.08)
Net Gains or Losses on Securities
(realized and unrealized)	(0.13)		2.43
Total from Investment Operations	(0.21)		2.35

Distributions (From Capital Gains)	0.00		0.00
Total Distributions	0.00		0.00

Net Asset Value - End of Period	$ 12.14		$ 12.35

Total Return	(1.70)%	**	23.50%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	8,285		8,881

Before Waivers
Ratio of Expenses to Average Net Assets	2.12%	***	2.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.14)%	***	(1.46)%

After Waivers
Ratio of Expenses to Average Net Assets	1.69%	***	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.71)%	***	(0.66)%

Portfolio Turnover Rate	54.30%	***	21.94%

(a) Commencement of Operations April 6, 2005
* Amount calculated based on average shares outstanding throughout the period.
** Not Annualized
*** Annualized

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2006 (UNAUDITED)

Note 1. Organization

The Adirondack Small Cap Fund (the “Fund”), is a diversified series of Adirondack Funds (the “Trust”), an open-end investment company that was organized as an Ohio business trust on December 8, 2004.  The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The Fund is the only series currently authorized by the Board of Trustees. The Fund commenced investment operations April 6, 2005. The Fund’s investment objective is long-term capital appreciation. The Fund’s principal investment strategy is to invest in a diversified portfolio of equity securities of small capitalization companies that the Fund’s investment adviser Adirondack Research & Management, Inc. (the “Advisor”) believes are undervalued.

Note 2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuations: Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Board of Trustees annually reviews and approves the use of the pricing services.  The Board will initially approve and annually reapprove use of a pricing service if it is satisfied that use of the pricing service will result in the accurate valuation of Fund securities.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Financial futures contracts: The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing securities markets or interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

expenses during the year. Actual results could differ from these estimates.

Note 3. Investment Management Agreement

The Fund has a management agreement (the “Agreement”) with the Advisor to furnish investment advisory and management services to the Fund. Gregory A. Roeder, Louis Morizio and Matthew Reiner, each a Trustee and/or an officer of the Fund, are the shareholders of the Advisor. Under the Agreement the Advisor earns a monthly fee from the Fund at the annual rate of 1.25% of the Fund’s average daily net assets.  The Advisor has agreed to waive its management fee and/or reimburse expenses to the extent that the Fund’s total annual operating expenses exceed 1.70% until March 31, 2008. The Advisor’s obligation to reimburse expenses excludes brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), and extraordinary expenses.  Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the waived and/or reimbursed expenses occurred, if the Fund is able to make repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  For the six months ended September 30, 2006, the Advisor earned advisory fees of $51,469, of which $17,855 of the fee was waived.  The Fund owes the Advisor $8,300 as of September 30, 2006.

Note 4. Organizational Expenses

The Advisor has agreed to pay all initial organizational expenses of the Fund.

Note 5. Capital Share Transactions

The Fund is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital was $7,591,229 as of September 30, 2006.  Transactions in capital for the six months September 30, 2006 and fiscal year ended March 31, 2006 were as follows:

	2006		2005
	Shares	Amount	Shares	Amount
Shares sold	66,912	$815,516	751,536	$8,463,358
Shares redeemed	(103,475)	(1,242,926)	(45,779)	(548,091)
	(36,563)	$(427,410)	705,757	$7,915,267

Note 6. Investment Transactions

For the six months ended September 30, 2006, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,024,614 and $2,202,377 respectively.

Note 7. Tax Matters

For Federal income tax purposes, the cost of investments owned at September 30, 2006 was $7,529,030.

At September 30, 2006, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	Depreciation	Net Appreciation(Depreciation)
$951,274	($271,866)	$679,408

As of September 30, 2006, the components of distributable earnings on a tax basis were as follows:

Value
Undistributed net investment loss	(29,203)
Undistributed short-term capital gain	43,212
Unrealized appreciation on investments	679,408
$693,417

The Fund did not pay a dividend distribution during the six months ended September 30, 2006.

Note 8. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of September 30, 2006, Charles Schwab & Co. for the benefit of its customers owned over 72% of the Fund.  The Schwab account is an omnibus account for the benefit of individual investors.  A majority of this account (72% of the Fund) is owned by clients of the Center for Financial Planning (“CFP”), a registered investment advisor.  CFP has discretionary authority over its clients assets and therefore CFP may deem to beneficially own the shares of the Fund and indirectly control the Fund.  Louis Morizio, a Trustee of the Fund, owns CFP and therefore may indirectly control the Fund.

EXPENSE ILLUSTRATION

SEPTEMBER 30, 2006

Expense Example

As a shareholder of the Adirondack Small Cap Fund, you incur two types of costs: (1) a potential transaction cost for redemptions of shares within 30 days of their purchase and (2) ongoing costs including management fees, custody fees, transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2006 through September 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the 1.00% redemption fee imposed on any redemptions of shares within 30 days of their purchase.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included where applicable, your costs may have been higher.

The Adirondack Fund

	Beginning Account	Ending Account	Expenses Paid During the Period*
	Value	Value	April 1, 2006
	April 1, 2006	September 30, 2006	to September 30, 2006

Actual	$1,000.00	$983.00	$8.45
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.55	$8.59

* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one half year period).

ADDITIONAL INFORMATION

SEPTEMBER 30, 2006 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on June 30 and December 31. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on August 29, 2005. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-686-2729, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (888) 686-2729 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 686-2729 to request a copy of the SAI or to make shareholder inquiries.

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2006 (UNAUDITED)

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Norman Joseph Plourde 26 Vly Road Albany, New York 12205 Year of Birth: 1963	Trustee	Since March 2005	1

Principal and General Manager since August 2006 of Ideal Wood Products. Treasurer and owner, Ideal Wood Products since October 2001; General Manager of Operations, Universal Forest Products from July 2006 to October 2001; General Manager and treasurer, P&R Truss Co. from June 1985 through October 2001

Kevin Gallagher 100 Ford Rd. Denville, New Jersey 07834 Year of Birth: 1964	Trustee	Since March 2005	1	Vice President of Business Development, Panurgy NY Metro, LLC since February 2004; Director of Sales, Coca-Cola Enterprises from December 1988 through February 2004
Wade Coton 26 Vly Road Albany, New York 12205 Year of Birth: 1968	Trustee	Since March 2005	1	Home Builder and Developer, Richard H. List, Inc. since January 1995.

TRUSTEES AND OFFICERS

SEPTEMBER 30, 2006 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

Name, Address, Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Number of Portfolios Overseen	Principal Occupation During Past Five Year and Current Directorships
Gregory A. Roeder 26 Vly Road Albany, New York 12205 Year of Birth: 1963	President and Chief Compliance Officer	Since March 2005	1	Principal, Adirondack Research & Management, Inc. from 2003 to the present; Portfolio Manager/Analyst, Eddy & Wakefield from 2000 to 2003; Analyst, CL King & Associates from 1997 to 2000
Louis Morizio 26 Vly Road Albany, New York 12205 Year of Birth: 1959	Trustee; Secretary	Since March 2005; Since December 2004	1	Registered Investment Adviser, Center for Financial Planning since December 1994
Matthew Reiner 26 Vly Road Albany, New York 12205 Year of Birth: 1965	Treasurer and Principal Financial Officer	Since March 2005	1

Vice President of Research, Paradigm Capital Management form 2000 to 2005; Senior Analyst and Portfolio Manager, Paradigm Capital Management from 1998 to 2005; Equity Analyst, CL King & Associates from 1996 to 1998; Research Associate, CL King & Associates from 1994 to 1996.

Board of Trustees

Wade Cotton

Kevin Gallagher

Louis Morizio

Norman Joseph Plourde

Investment Adviser

Adirondack Research and Management, Inc.

26 Vly Road

Albany, NY  12205

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

The Huntington National Bank, NA

41 South High Street

Columbus, OH  43216

Independent Auditors

Sanville & Company

Certified Public Accountants

1514 Old York Road

Abington, PA  19001

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio  45202

This report is provided for the general information of the shareholders of The Adirondack Small Cap Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of May 21, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date December 6, 2006

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date December 6, 2006

* Print the name and title of each signing officer under his or her signature.